Condensed Consolidated Balance Sheets (Parenthetical) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2017	Jun. 30, 2019	Dec. 31, 2018
Allowance for doubtful accounts		$ 645	$ 687
Series A convertible preferred stock, shares designated		600,000	600,000
Series A convertible preferred stock, shares issued		600,000	600,000
Series A convertible preferred stock, shares outstanding		600,000	600,000
Series A convertible preferred stock, liquidation preference, value		$ 62,709	$ 61,210
Preferred stock, par value		$ 0.0001	$ 0.0001
Preferred stock, shares authorized		5,000,000	5,000,000
Common stock, par value		$ 0.0001	$ 0.0001
Common stock, shares authorized		100,000,000	100,000,000
Common stock, shares issued		8,471,608	8,471,608
Common stock, shares outstanding		8,471,608	8,471,608
Predecessor [Member]
Allowance for doubtful accounts	$ 1,013
Preferred stock, par value	$ 0.001
Preferred stock, shares authorized	150,000
Preferred stock cumulative dividend	8.00%
Preferred stock, shares designated	10,000
Preferred stock, shares issued	0
Preferred stock, shares outstanding	0
Preferred stock, liquidation preference, value	$ 0
Common stock, par value	$ 0.001
Common stock, shares authorized	4,500,000
Common stock, shares issued	3,333,331
Common stock, shares outstanding	3,333,166
Treasury stock, shares	165